PREPAID EXPENSES AND OTHER CURRENT ASSETS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Prepaid insurance	$109	$379
Other prepaid expenses	390	425
Deposits	89	89
	$588	$893

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2023	2022
Prepaid insurance	$379	$834
Other prepaid expenses	425	582
Deposits	89	89
	$893	$1,505